Operating revenue (Tables)	12 Months Ended
Dec. 31, 2022
Operating Revenue
Revenue from sanitation services

	2022	2021	2020

Metropolitan Region of São Paulo	13,318,803	11,529,229	10,722,384
Regional Systems	5,311,156	4,774,977	4,435,396
Total	18,629,959	16,304,206	15,157,780

Reconciliation from gross operating income to net operating income

	2022	2021	2020

Revenue from sanitation services (i)	18,629,959	16,304,206	15,157,780
Construction revenue	4,863,752	4,376,739	3,716,616
Sales tax	(1,363,628)	(1,121,905)	(1,009,358)
Regulatory, Control and Oversight Fee (TRCF)	(74,363)	(67,979)	(67,497)
Net revenue	22,055,720	19,491,061	17,797,541

(i)	Includes the amount of R$ 92,232 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 80,329 in 2021).